THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

NML VARIABLE ANNUITY ACCOUNT A

SUPPLEMENT TO THE PROSPECTUSES

FLEXIBLE PAYMENT VARIABLE ANNUITY (DATED MAY 1, 2012)

INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY (FEE-BASED) (DATED MAY 1, 2012)

NML VARIABLE ANNUITY ACCOUNT B

SUPPLEMENT TO THE PROSPECTUSES

FLEXIBLE PAYMENT VARIABLE ANNUITY (DATED MAY 1, 2012)

FLEXIBLE PAYMENT VARIABLE ANNUITY (FEE-BASED) (DATED MAY 1, 2012)

NML VARIABLE ANNUITY ACCOUNT C

SUPPLEMENT TO THE PROSPECTUSES

GROUP COMBINATION ANNUITY (DATED MAY 1, 2012)

INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY (NETWORK EDITION)

(DATED MAY 1, 2012)

This Supplement amends certain information contained in the Prospectuses referenced above dated May 1, 2012.

Effective October 1, 2012, in the section titled, “The Investment Options – Variable Options – Northwestern Mutual Series Fund, Inc.”, the table is amended to contain the following information for the Large Cap Blend and Domestic Equity Portfolios:

Portfolio	Investment Objective	Sub-adviser (if applicable)

Large Cap Blend Portfolio	Long-term growth of capital and income	Fiduciary Management, Inc.
Domestic Equity Portfolio	Long-term growth of capital and income	Delaware Management Company, a series of Delaware Management Business Trust

Please read this Supplement carefully and keep it with your Prospectus for future reference.

This Supplement is dated August 29, 2012.